Revision of Previously Issued Financial Statements - Narrative (Details) $ in Millions	Mar. 31, 2015 USD ($)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative adjustment to income tax expense (benefit)	$ 711